Precious metals delivery and purchase agreement (Schedule of Deferred Revenue and Metals Contract Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Deferred revenue	$ 4,000
Net metals contract liability	40,905
Current portion		3,972
Non-current portion		19,350
Sandstorm Gold Ltd [Member]
Disclosure of transactions between related parties [line items]
Advances received	25,000	25,000
Recognition of revenue	(6,777)	(2,750)
Deferred revenue	18,223	22,250
Deferred transaction costs	(332)	(409)
Accretion on significant financing component	1,902	1,481
Net deferred revenue	19,793	23,322
Interest and financing expense	332
Loss on metals contract liability	20,780
Net metals contract liability	40,905
Current portion	11,971	3,972
Non-current portion	$ 28,934	$ 19,350